OTHER COMPREHENSIVE INCOME OR LOSS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
OTHER COMPREHENSIVE INCOME OR LOSS

NOTE 10—OTHER COMPREHENSIVE INCOME OR LOSS

Total comprehensive earnings are defined as all changes in member equity during a period, other than those from investments by or distributions to the member. Generally, for the Company, total comprehensive income or loss equals net income plus or minus adjustments for pension and other post-retirement liabilities, interest rate swaps and foreign currency translation adjustments. Total comprehensive earnings represent the activity for a period net of tax.

While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. Changes in the AOCI balance by component are shown below (in millions):

	40 weeks ended December 2, 2017
	Total	Pension and Post- retirement benefit plans	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(12.8)	$79.7	$(28.1)	$(66.1)	$1.7

Other comprehensive income before reclassifications	32.4	2.2	4.8	23.7	1.7
Amounts reclassified from accumulated other comprehensive income	25.7	2.8	27.9	—	(5.0)
Tax (expense) benefit	(18.8)	1.0	(10.1)	(9.4)	(0.3)

Current-period other comprehensive income (loss), net	39.3	6.0	22.6	14.3	(3.6)

Ending AOCI balance	$26.5	$85.7	$(5.5)	$(51.8)	$(1.9)

	40 weeks ended December 3, 2016
	Total	Pension and Post- retirement benefit plans	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7

Other comprehensive (loss) income before reclassifications	(59.3)	(15.5)	2.8	(42.6)	(4.0)
Amounts reclassified from accumulated other comprehensive income	41.5	1.7	39.8	—	—
Tax benefit (expense)	8.2	1.7	(10.8)	16.9	0.4

Current-period other comprehensive (loss) income, net	(9.6)	(12.1)	31.8	(25.7)	(3.6)

Ending AOCI balance	$(122.3)	$(14.4)	$(35.7)	$(71.3)	$(0.9)

NOTE 14—OTHER COMPREHENSIVE INCOME OR LOSS

Total comprehensive earnings are defined as all changes in member equity during a period, other than those from investments by or distributions. Generally, for the Company, total comprehensive income equals net income plus or minus adjustments for pension and other post-retirement liabilities, interest rate swaps and foreign currency translation adjustments, driven primarily by the Company’s equity method investment in Casa Ley.

While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. AOCI is primarily the cumulative balance related to pension and other post-retirement benefit adjustments, interest rate swaps and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2016
	Total	Pension and Post- retirement benefit plan items	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7
Other comprehensive income (loss) before reclassifications	68.6	102.8	1.4	(34.2)	(1.4)
Amounts reclassified from Accumulated other comprehensive income	53.0	2.5	50.5	—	—
Tax (expense) benefit	(21.7)	(23.3)	(12.5)	13.7	0.4

Current-period other comprehensive income (loss), net	99.9	82.0	39.4	(20.5)	(1.0)

Ending AOCI balance	$(12.8)	$79.7	$(28.1)	$(66.1)	$1.7

	Fiscal 2015
	Total	Pension and Post- retirement benefit plan items	Interest rate swaps	Foreign currency translation adjustments	Other
Beginning AOCI balance	$59.6	$77.1	$(20.6)	$—	$3.1
Other comprehensive income (loss) before reclassifications	(304.7)	(120.5)	(107.7)	(75.5)	(1.0)
Amounts reclassified from Accumulated other comprehensive income	36.8	(4.0)	40.8	—	—
Tax benefit	95.6	45.1	20.0	29.9	0.6

Current-period other comprehensive income (loss), net	(172.3)	(79.4)	(46.9)	(45.6)	(0.4)

Ending AOCI balance	$(112.7)	$(2.3)	$(67.5)	$(45.6)	$2.7